Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Change in working capital
Accounts receivable and other current assets	$ 106	$ 128	$ 82	$ 63
Prepaid expenses	(25)	(27)	(20)	(29)
Inventories	(36)	(44)	(32)	(14)
Regulatory assets - current portion	24	42	20	134
Accounts payable and other current liabilities	(173)	(160)	(40)	(347)
Regulatory liabilities - current portion	(28)	17	(65)	18
Changes in working capital	(132)	(44)	(55)	(175)
Non-cash financing activity
Common share dividends reinvested	$ 118	$ 107	233	218
Non-cash investing activities
Accrued capital expenditures			664	469
Contributions in aid of construction			$ 10	$ 9